Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended	121 Months Ended	136 Months Ended	143 Months Ended
	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		26.58%	2.32%			6.22%			3.95%
Performance Inception Date	Feb. 03, 2014
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		29.60%	2.78%			6.43%			4.14%
Performance Inception Date	Feb. 03, 2014
Class C
Prospectus [Line Items]
Average Annual Return, Percent		32.23%	2.75%			6.18%			3.93%
Performance Inception Date	Feb. 03, 2014
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		32.26%	2.71%			6.40%			4.10%
Performance Inception Date	Feb. 03, 2014
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		34.07%	3.36%			6.65%			4.27%
Performance Inception Date	Feb. 03, 2014
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		34.59%	3.80%			7.07%			4.68%
Performance Inception Date	Feb. 03, 2014
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		34.35%	3.60%			6.89%			4.51%
Performance Inception Date	Feb. 03, 2014
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		34.77%	3.88%			7.19%			4.79%
Performance Inception Date	Feb. 03, 2014
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.38%	3.85%			6.99%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		21.37%	3.30%			6.00%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		34.84%	3.98%		6.50%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		34.66%	3.86%	7.17%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		34.86%	3.93%	7.23%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		33.39%	2.86%			6.11%			3.75%
Performance Inception Date	Feb. 03, 2014
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		33.33%	2.85%			6.12%			3.74%
Performance Inception Date	Feb. 03, 2014
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		34.01%	3.30%			6.59%			4.22%
Performance Inception Date	Feb. 03, 2014
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		34.40%	3.64%			6.92%			4.54%
Performance Inception Date	Feb. 03, 2014
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		34.73%	3.92%			7.24%			4.85%
Performance Inception Date	Feb. 03, 2014
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		34.81%	3.98%			7.30%			4.90%
Performance Inception Date	Feb. 03, 2014
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		33.91%	3.17%			6.44%		2.90%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		34.72%	3.83%			7.14%	6.44%
Performance Inception Date	Nov. 20, 2015
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%			8.42%			6.07%